Long-term debt	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Long-term debt
11. Long-term debt:

Term loan facility	Maturity date	Interest rate	June 30, 2026	December 31, 2025
EDC	September 15, 2026	U.S. Prime Rate plus 2.01%	$972	$2,924
Current portion			972	2,924
Term loan facilities, net of debt issuance costs			$972	$2,924

On December 13, 2021, the credit facility and non-revolving term facility with EDC were refinanced into one $20,000 term loan, with quarterly principal and interest payments. On May 31, 2024, the Company amended the loan agreement with EDC to permit the asset transfer of certain property, plant, and equipment previously pledged to the loan into Cespira, removal of Fuel System Solutions Inc. as a borrower, added Westport Fuel Systems Canada Inc. as a borrower and modified the securities pledged to the loan. The loan is secured by share pledges in the Company's equity interest in Cespira. Throughout the term of certain of these financing arrangements, the Company is required to meet certain financial and non-financial covenants. In May 2026, the Company entered into an amendment agreement with EDC that reduced the minimum consolidated cash balance covenant requirement from $15.0 million to $3.0 million. As at June 30, 2026, the Company is in compliance with all covenants under the financing arrangements.